Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	SunAmerica Specialty Series
Central Index Key	dei_EntityCentralIndexKey	0001274768
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2012
2015 High Watermark Fund (First Prospectus Summary) | 2015 High Watermark Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HWFAX
2015 High Watermark Fund (First Prospectus Summary) | 2015 High Watermark Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HWFCX
2020 High Watermark Fund (First Prospectus Summary) | 2020 High Watermark Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HWKAX
SunAmerica Alternative Strategies Fund (Prospectus Summary) | SunAmerica Alternative Strategies Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SUNAX
SunAmerica Alternative Strategies Fund (Prospectus Summary) | SunAmerica Alternative Strategies Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SUNCX
SunAmerica Alternative Strategies Fund (Prospectus Summary) | SunAmerica Alternative Strategies Fund | Class W
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SUNWX
SunAmerica Global Trends Fund (Prospectus Summary) | SunAmerica Global Trends Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTFAX
SunAmerica Global Trends Fund (Prospectus Summary) | SunAmerica Global Trends Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTFCX
SunAmerica Global Trends Fund (Prospectus Summary) | SunAmerica Global Trends Fund | Class W
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTFWX
SunAmerica Focused Alpha Growth Fund (Prospectus Summary) | SunAmerica Focused Alpha Growth Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FOCAX
SunAmerica Focused Alpha Growth Fund (Prospectus Summary) | SunAmerica Focused Alpha Growth Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FOCCX
SunAmerica Focused Alpha Growth Fund (Prospectus Summary) | SunAmerica Focused Alpha Growth Fund | Class W
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FOCWX
SunAmerica Focused Alpha Large-Cap Fund (Prospectus Summary) | SunAmerica Focused Alpha Large-Cap Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SFLAX
SunAmerica Focused Alpha Large-Cap Fund (Prospectus Summary) | SunAmerica Focused Alpha Large-Cap Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SFLCX
SunAmerica Focused Alpha Large-Cap Fund (Prospectus Summary) | SunAmerica Focused Alpha Large-Cap Fund | Class W
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SFLWX